Subsequent Event	6 Months Ended
Jun. 30, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT

18. SUBSEQUENT EVENT

These unaudited condensed consolidated financial statements were approved by management and available for issuance on July 31, 2025. The Company has evaluated subsequent events through this date and concluded that there are no additional reportable subsequent events other than that disclosed in above.